Cover	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GRIID Infrastructure Inc.
Entity Central Index Key	0001830029
Entity Primary SIC Number	7374
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	2577 Duck Creek Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	513
Local Phone Number	268-6185
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2577 Duck Creek Road
Contact Personnel Name	James D. Kelly III
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45212
City Area Code	513
Local Phone Number	268-6185